Segment Information - Schedule of geographic information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Geographic information
Revenue	$ 69,154	$ 60,202	$ 53,505
Non-current assets	6,247	1,071
United States
Geographic information
Revenue	25,978	25,142	24,992
Non-current assets	4,896	5
Americas_ Others
Geographic information
Revenue	8,285	6,669	4,937
Europe
Geographic information
Revenue	20,284	16,586	13,777
Non-current assets	2	0
Asia-Pacific
Geographic information
Revenue	12,021	10,109	8,553
Non-current assets	1,349	1,066
Others
Geographic information
Revenue	$ 2,586	$ 1,696	$ 1,246